Trade and other receivables (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Trade receivables, net	[1]	₨ 8,820,579		₨ 6,950,563
Other receivables including deposits	[2]	1,890,372		1,820,501
Construction contract related accruals		2,935		10,628
Trade and other current receivables		₨ 10,713,886	$ 164,728	₨ 8,781,692

[1]	Trade receivables as of March 31, 2018 and March 31, 2017 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. Trade receivables are not collateralized except to the extent of refundable deposits received from cybercafé franchisees and from cable television operators. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 36. Trade receivables consist of: Refer Trade and other receivables (Details 2)
[2]	Other receivables comprises of the following items: Refer Trade and other receivables (Details 3)